Guarantee Deposits - Schedule of Guarantee Deposits (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Guarantee Deposits [Abstract]
Guarantee deposits under Payment Services Act	¥ 49,734	¥ 219,466
Payment, Subtotal	49,734	219,466
Other	24,405	24,763
Financial service, Subtotal	24,405	24,763
Total	¥ 74,139	¥ 244,229